SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Acquisition of Pharmaceutical Company

On July 19, 2022, the Company entered into a binding letter of intent (the “LOI”) to acquire a pharmaceutical company, organized under the laws of Greece through the purchase of one hundred (100%) percent of the shares of an SPV. Total consideration for the proposed acquisition consists of €1,700,000 in cash and 433,334 shares of Cosmos common stock, subject to adjustment at an issuance price of $3.00 per share ($1,300,000 in total), both paid to the shareholders of the SPV.

Acquisition of Health Products portfolio

On July 6, 2022, the Company announced that it has entered into an agreement to acquire a third party’s product portfolio, including Bone-Vio® and Bone-X, related to bone health targeting the human gastrointestinal microbiome.

Amendment of Corporate Name

On July 29, 2022, the Company applied to the Secretary of State of Nevada informing that it will be doing business as “Cosmos Health, Inc.” to better reflect the Company’s evolution into an innovative global healthcare group with a focus on improving people’s lives.

Conversion of preferred shares

During July 2022, following the February 28, 2022 Offering, 822 of the Series A Shares were converted into 1,322,564 shares of common stock in accordance with the terms of the agreements.

NOTE 17 – SUBSEQUENT EVENTS

Extension of Maturity Dates on Existing Promissory Notes

On February 23, 2022, the Company entered into allonges to extend the maturity dates of existing Senior Promissory Notes to June 30, 2023 (See Note 11).

Security Purchase Agreement – Preferred Stock

On February 28, 2022, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain investors and an insider for a private placement of the Company’s securities (the “Private Placement”).

The Private Placement consisted of the sale of 6,000 shares of the Company’s Series A Convertible Preferred Stock, or the Series A Shares, at a price of $1,000.00 per share, and 2,000,000 warrants to purchase shares of common stock, or the Warrants, for aggregate gross proceeds of approximately $6 million. The closing of the Private Placement occurred on February 28, 2022. As a condition to the closing of the sale, the Company’s common stock received conditional approval for listing and trading on the Nasdaq Capital Market and commenced trading on February 28, 2022, under the trading symbol COSM.

Settlement of Debt

On February 28, 2022, the Company issued 238,000 shares of common stock upon the triggering event which was approval of the listing of the Company’s common stock to the Nasdaq to settle $1,190,000 (€1,000,000) of debt.

Extension to Debt Agreement

On March 3rd 2022, the Company’s wholly-owned subsidiary, SkyPharm SA, signed an extension to the facility agreement dated on May 12th 2017 relating to the USD $4,000,000 loan. Based on the updated repayment terms the facility’s final repayment date was extended to January 2023 (see Note 11).